COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

The related legal costs are expensed as incurred.

Operating Lease

On December 18, 2020, the Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022 with a minimum base rent of $3,859 per month. The Company paid a security deposit of $3,859.

On March 10, 2021, the Company entered into a 10 year lease agreement for q manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.

On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024 with a minimum base rent of $1,500 per month. The Company paid a security deposit of $1,500.

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $61,005 and $194,653for the three and nine months ended November 30, 2022, respectively, and $103,115 and $207,201 for the three and nine months ended November 30, 2021, respectively.

Maturity of Lease Liabilities	Operating Leases
November 30, 2023	$250,169
November 30, 2024	229,016
November 30, 2025	207,558
November 30, 2026	207,558
November 30, 2027	207,558
November 30, 2028 and after	709,156
Total lease payments	1,811,015
Less: Interest	(583,707)
Present value of lease liabilities	$1,227,308

14. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

In March 2021, the Company settled with former landlords for $30,000. The Company had accrued $62,552 at February 28, 2021. A gain on settlement of debt of $32,552 was recorded.

In April 2019 the principals of WeSecure filed a lawsuit against the Company in California Superior Court seeking a total of $199,358 plus attorney’s fees and damages. The total included claims for the non-payment of a balance from the sale of WeSecure assets to the Company, unpaid consulting fees payable to the two principals of WeSecure, and labor code violations. In June 2019, the parties settled all claims for $180,000, payable in 14 monthly installments, and a full release. The $122,000 balance owing at February 28, 2021 was paid in full on March 17, 2021.

The related legal costs are expensed as incurred.

Purchase Commitment

On August 15 ,2021 the Company entered into a memorandum of understanding with Ghost Robotics whereby the Company will modify and resell a Ghost Robotics (“Ghost”) product (“V50”) in development in exchange for the following:

—	the Company will pay Ghost a non refundable marketing fee of $500,000 with $100,000 payable September 1, 2021 with the remaining $400,000 to be paid in instalments of $40,000 per month over the following 10 months commencing October 1, 2021.

—	the Company will purchase $85,000 of other Ghost products for research and development purposes. This amount will be credited against future purchases of 6 V50’s that the Company will modify and resell.

—	Ghost agrees not to sell its V50 to three specific customers for a three-year period commencing after the first commercial sales of the V50.

—	the Company will re-brand their modified version of the V50 and be responsible for its testing and support.

Operating Lease

On December 10, 2020, the Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022 with a minimum base rent of $3,859 per month. The Company paid a security deposit of $3,859.

On March 10, 2021, the Company entered into a 10-year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.

On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024 with a minimum base rent of $1,500 per month. The Company paid a security deposit of $1,500.

Maturity of Lease Liabilities	Operating Leases
February 28, 2023	$236,028
February 28, 2024	232,169
February 28, 2025	219,863
February 28, 2026	207,558
February 28, 2027	207,558
February 28, 2028 and after	864,825
Total lease payments	1,968,001
Less: Interest	(656,395)
Present value of lease liabilities	$1,311,606